Mortgage Loans Receivable and Bond Portfolio (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Mortgage Loans Receivable Gross	$ 26,396,107	$ 26,675,361	$ 30,020,399
Church Bonds Owned Gross	10,027,000	9,279,442	10,379,708
Boond Reserve Fund	200,000	200,000	2,000,000
Bond Maturities and Redemptions		2,240,000	657,000
St. Agnes Bonds Owned Gross		2,035,000	2,035,000
St. Agnes Bonds Gross		13,375,000
Bond Reserve Fund		1,875,000	1,800,000
Sale Proceeds Parcel 1 St. Agnes		1,300,000
Sale Proceeds Parcel 2 St. Agnes		335,000
Sale Proceeds Parcel 3 St. Agnes		3,500,000
Final Payment Amount St. Agnes per Bond		72
Oringinal Principal Amount St. Agnes Bond		1,000
Final Payment Amount St. Agnes		160,000
Final Operating Loss St. Agnes		75,000
Agape First Mortgage Bonds	637,000	637,000
Agape Second Mortgage Bonds	497,000	497,000
Agape First Mortgage Bonds Gross	7,200,000	7,200,000
Agape Second Mortgage Bonds Gross	715,000	715,000
Agape Bond Reserve	200,000	200,000
Purchase Price Real Estate Held For Sale			475,000
Down Payment		20,000	20,000
Mortgage Loan Amount		180,000	500,000
Recorded Gain/Loss on Sale		$ 27,000	$ 95,645